Intangible assets and goodwill - Movements in Identifiable Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	$ 168,916	$ 156,832
Additions	2,396,665	17,208
Amortization for the year	(14,022)	(7,758)
Impairment losses recognized in income for the year	10	(10)
Other increases / decreases for foreign currency exchange rates	102	3,629
Other increases (decreases)	2,339	(985)
Subtotal	2,385,094	12,084
Closing balance	2,554,010	168,916
Indefinite | Goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	948	958
Additions	0	0
Impairment losses recognized in income for the year	10	(10)
Other increases / decreases for foreign currency exchange rates	0	0
Other increases (decreases)	0	0
Subtotal	10	(10)
Closing balance	958	948
Historical cost
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	259,148
Closing balance	2,658,264	259,148
Historical cost | Indefinite | Goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	4,491
Closing balance	4,501	4,491
Accumulated amortization
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(90,232)
Closing balance	(104,254)	(90,232)
Accumulated amortization | Indefinite | Goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(3,543)
Closing balance	(3,543)	(3,543)
IT programs | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	8,430	3,190
Additions	5,928	6,700
Amortization for the year	(6,623)	(1,430)
Impairment losses recognized in income for the year	0	0
Other increases / decreases for foreign currency exchange rates	7	(41)
Other increases (decreases)	4,171	11
Subtotal	3,483	5,240
Closing balance	11,913	8,430
IT programs | Historical cost | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	43,851
Closing balance	53,957	43,851
IT programs | Accumulated amortization | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(35,421)
Closing balance	(42,044)	(35,421)
Mining rights | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	133,119	134,924
Additions	2,156	0
Amortization for the year	(1,824)	(1,608)
Impairment losses recognized in income for the year	0	0
Other increases / decreases for foreign currency exchange rates	0	3,694
Other increases (decreases)	(378)	(3,891)
Subtotal	(46)	(1,805)
Closing balance	133,073	133,119
Mining rights | Historical cost | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	162,492
Closing balance	164,270	162,492
Mining rights | Accumulated amortization | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(29,373)
Closing balance	(31,197)	(29,373)
Water rights and rights of way | Indefinite
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	4,909	4,909
Additions	0	0
Impairment losses recognized in income for the year	0	0
Other increases / decreases for foreign currency exchange rates	0	0
Other increases (decreases)	0	0
Subtotal	0	0
Closing balance	4,909	4,909
Water rights and rights of way | Historical cost | Indefinite
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	7,420
Closing balance	7,420	7,420
Water rights and rights of way | Accumulated amortization | Indefinite
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(2,511)
Closing balance	(2,511)	(2,511)
Water rights | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	3,791	7,580
Additions	0	0
Amortization for the year	(3,791)	(3,789)
Impairment losses recognized in income for the year	0	0
Other increases / decreases for foreign currency exchange rates	0	0
Other increases (decreases)	0	0
Subtotal	(3,791)	(3,789)
Closing balance	0	3,791
Water rights | Historical cost | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	18,000
Closing balance	18,000	18,000
Water rights | Accumulated amortization | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(14,209)
Closing balance	(18,000)	(14,209)
Intellectual property | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	14,761	5,201
Additions	0	10,130
Amortization for the year	(1,552)	(805)
Impairment losses recognized in income for the year	0	0
Other increases / decreases for foreign currency exchange rates	0	0
Other increases (decreases)	(1,477)	235
Subtotal	(3,029)	9,560
Closing balance	11,732	14,761
Intellectual property | Historical cost | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	17,580
Closing balance	16,103	17,580
Intellectual property | Accumulated amortization | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(2,819)
Closing balance	(4,371)	(2,819)
Corfo contract | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	0	0
Additions	2,388,252	0
Amortization for the year	0	0
Impairment losses recognized in income for the year	0	0
Other increases / decreases for foreign currency exchange rates	0	0
Other increases (decreases)		0
Subtotal	2,388,252	0
Closing balance	2,388,252	0
Corfo contract | Historical cost | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	0
Closing balance	2,388,252	0
Corfo contract | Accumulated amortization | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	0
Closing balance	0	0
Other intangible assets | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	2,958	70
Additions	329	378
Amortization for the year	(232)	(126)
Impairment losses recognized in income for the year	0	0
Other increases / decreases for foreign currency exchange rates	95	(24)
Other increases (decreases)	23	2,660
Subtotal	215	2,888
Closing balance	3,173	2,958
Other intangible assets | Historical cost | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	5,314
Closing balance	5,761	5,314
Other intangible assets | Accumulated amortization | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(2,356)
Closing balance	$ (2,588)	$ (2,356)